BUSINESS COMBINATION AND REVERSE RECAPITALIZATION (Details Narrative) - shares		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Business Combination [Line Items]
Number of ordinary holdback shares		450,000
Common Class A [Member]
Business Combination [Line Items]
Ordinary shares, shares issued	[1]	4,821,281
Ordinary shares, shares outstanding	[1]	4,821,281
Number of ordinary shares, issued		2,921,281
Common Class B [Member]
Business Combination [Line Items]
Ordinary shares, shares issued	[1]	4,500,000	4,500,000
Ordinary shares, shares outstanding	[1]	4,050,000	4,500,000
Number of ordinary holdback shares	[1]	450,000
Number of ordinary shares, issued		4,500,000
Warrants issued		6,546,254
Warrants outstanding		6,546,254
Common Stock [Member] | Common Class A [Member]
Business Combination [Line Items]
Number of ordinary shares, issued	[2]	1,900,000
Merger Agreement [Member]
Business Combination [Line Items]
Ordinary shares, shares issued		9,321,281
Ordinary shares, shares outstanding		8,871,281
Merger Agreement [Member] | Common Class A [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition		1,900,000
Merger Agreement [Member] | Common Class B [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition		4,500,000
Merger Agreement [Member] | Common Stock [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition		6,400,000
Redomestication Merger [Member]
Business Combination [Line Items]
Number of ordinary shares, issued		1,833,152
Redomestication Merger [Member] | Underwriter [Member]
Business Combination [Line Items]
Sale of stock number of shares issued in transaction		50,500
Redomestication Merger [Member] | Convertible Promissory Note [Member]
Business Combination [Line Items]
Number of ordinary shares, converted		537,629
Redomestication Merger [Member] | Private Placement Investors [Member]
Business Combination [Line Items]
Additional ordinary shares, transferred		500,000

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.
[2]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.